DEBT AND INTEREST (Tables)	12 Months Ended
Dec. 31, 2011
DEBT AND INTEREST
Schedule of short-term debt

MILLIONS,	2011		2010
EXCEPT INTEREST RATES		AVERAGE		AVERAGE
		INTEREST		INTEREST
	PAYABLE	RATE	PAYABLE	RATE

Short-term debt
Commercial paper	$916.1	0.67%	—
Notes payable	100.3	1.53%	$32.4	6.00%
Long-term debt, current maturities	6.6		156.8
Total	$1,023.0		$189.2

Schedule of long-term debt

MILLIONS, EXCEPT INTEREST RATES			2011			2010
			AVERAGE	EFFECTIVE		AVERAGE	EFFECTIVE
	MATURITY	CARRYING	INTEREST	INTEREST	CARRYING	INTEREST	INTEREST
	BY YEAR	VALUE	RATE	RATE	VALUE	RATE	RATE

Long-term debt
Description / 2011 Principal Amount
Series A senior euro notes (125 million euro)	2013	$168.1	4.36%	4.51%	$162.3	4.36%	4.51%
Series B senior euro notes (175 million euro)	2016	235.3	4.59%	4.67%	227.2	4.59%	4.67%
Senior notes ($250 million)	2015	249.1	4.88%	4.99%	248.8	4.88%	4.99%
Series A private placement senior notes ($250 million)	2018	250.0	3.69%	5.15%	—
Series B private placement senior notes ($250 million)	2023	250.0	4.32%	4.32%	—
Three year 2011 senior notes ($500 million)	2014	499.7	2.38%	2.40%	—
Five year 2011 senior notes ($1.25 billion)	2016	1,247.6	3.00%	3.04%	—
Ten year 2011 senior notes ($1.25 billion)	2021	1,249.2	4.35%	4.36%	—
Thirty year 2011 senior notes ($750 million)	2041	742.3	5.50%	5.53%	—
Term notes	2011	—			150.0	6.88%	6.96%
Legacy Nalco senior notes ($750 million)	2019	838.7	6.63%	5.13%	—
Legacy Nalco senior euro notes (200 million euro)	2019	300.7	6.88%	5.53%	—
Legacy Nalco senior notes ($500 million)	2017	558.5	8.25%	6.30%	—
Capital lease obligations	2019	18.3			17.5
Other		12.3			7.4
		6,619.8			813.2
Long-term debt, current maturities		(6.6)			(156.8)
Total		$6,613.2			$656.4

Schedule of aggregate annual maturities of long-term debt

MILLIONS
2012	$7
2013	175
2014	505
2015	254
2016	1,486

Schedule of interest expense and interest income

MILLIONS	2011	2010	2009
Interest expense	$82.1	$65.6	$67.5
Interest income	(7.9)	(6.5)	(6.3)
Interest expense, net	$74.2	$59.1	$61.2